Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Parenthetical) (Detail)	Jan. 31, 2023	Jan. 18, 2018	Oct. 31, 2023
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Dividend rate	5.878%	4.50%
4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Fixed interest rate [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate			4.375%
4.000% Limited Recourse Capital Notes Series Two [Member] | October 28, 2080 [member] | Fixed interest rate [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate			4.00%
7.150% Limited Recourse Capital Notes Series Three [Member] | October 28, 2080 [member] | Fixed interest rate [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate			7.15%